CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income /(loss)	$ 83,905	$ (366,195)	$ 117,016
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	115,228	129,045	131,783
Amortization of deferred drydocking and special survey costs	6,748	5,528	3,845
Impairment losses		444,502	41,080
Amortization of finance costs	11,153	12,652	14,038
Exit fees accrued on debt	3,169	3,447	3,639
Bad debt expense		15,834
Loss on sale of securities	2,357	12,906
Payments for drydocking and special survey costs deferred	(7,511)	(8,976)	(2,341)
Loss on sale of vessels		36
Stock based compensation		76	88
Amortization of deferred realized losses on interest rate swaps	3,694	11,734	4,017
Unrealized gains on derivatives		(4,649)	(16,285)
Equity (income)/loss on investments	(965)	16,252	1,941
(Increase)/Decrease in
Accounts receivable	(2,544)	(13,210)	(2,748)
Inventories	2,554	(355)	625
Prepaid expenses	117	(654)	16
Due from related parties	(1,404)	(13,596)	(8,410)
Other assets, current and non-current	(9,099)	(5,455)	2,975
Increase/(Decrease) in
Accounts payable	215	(383)	(971)
Accrued liabilities	(238)	1,450	(10,691)
Unearned revenue, current and long-term	(19,301)	26,501	(9,852)
Other liabilities, current and long-term	(7,005)	(4,523)	1,911
Net cash provided by operating activities	181,073	261,967	271,676
Cash flows from investing activities
Vessels additions	(4,478)	(4,561)	(1,112)
Investments in affiliates		(9,996)	(13,230)
Net proceeds from sale of securities	6,236
Net proceeds from sale of vessels		5,178	1,050
Net cash provided by/(used in) investing activities	1,758	(9,379)	(13,292)
Cash flows from financing activities
Payments of long-term debt	(189,653)	(251,130)	(178,808)
Payments of vendor financing			(64,367)
Deferred finance costs			(692)
Decrease in restricted cash		6	6
Net cash used in financing activities	(189,653)	(251,124)	(243,861)
Net increase/(decrease) in cash and cash equivalents	(6,822)	1,464	14,523
Cash and cash equivalents, beginning of year	73,717	72,253	57,730
Cash and cash equivalents, end of year	66,895	73,717	72,253
Supplemental cash flow information
Cash paid for interest	$ 74,643	69,180	$ 71,795
Non-cash investing and financing activities
Acquisition of debt securities and equity investment		$ 24,627